Supplemental Cash Flow Information - Schedule Of Non Cash Investing And Financing Activities (Details) - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Purchases of property and equipment included within accounts payable and accrued expenses and other current liabilities	$ 13,147	$ 9,855
Unpaid deferred transaction costs included within accounts payable and accrued expenses	813	0
Property and equipment acquired through capital lease obligations	1,432	386
Asset retirement obligations associated with deployed equipment	372	370
Conversion of convertible notes to Series E Preferred Stock	$ 0	$ 45,584
Starry, Inc [Member]
Purchases of property and equipment included within accounts payable and accrued expenses and other current liabilities			$ 10,991	$ 8,036
Unpaid deferred transaction costs included within accounts payable and accrued expenses			4,250	0
Property and equipment acquired through capital lease obligations			1,399	424
Asset retirement obligations associated with deployed equipment			783	582
Conversion of convertible notes to Series E Preferred Stock			$ 45,584	$ 0